Deferred Charges	6 Months Ended
Jun. 30, 2018
Deferred Charges [Abstract]
Deferred Charges

4.Deferred Charges

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $30,381 and $23,759, at June 30, 2018 and December 31, 2017, respectively. Amortization of deferred dry-docking costs was $4,492 during the first six months of 2018 and $3,300 during the first six months of 2017 and is included in depreciation and amortization of deferred dry-docking costs in the accompanying Consolidated Statements of Comprehensive (Loss) Income.